Document And Entity Information	6 Months Ended
Jun. 30, 2013
Document and Entity Information [Abstract]
Entity Registrant Name	GENTIUM S.P.A.
Document Type	6-K
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	15,038,483
Amendment Flag	false
Entity Central Index Key	0001314755
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Jun. 30, 2013
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	Q2